Capital Stock and Long-term Retention Plan (Tables)	12 Months Ended
Dec. 31, 2018
Capital Stock and Long-term Retention Plan
Schedule of shares of capital stock and CPOs

At December 31, 2018, shares of capital stock and CPOs consisted of (in millions):

		Repurchased	Held by a
	Authorized and	by the	Company’s
	Issued (1) (4)	Company (2) (4)	Trust (3) (4)	Outstanding
Series “A” Shares	122,179.4	—	(5,972.2)	116,207.2
Series “B” Shares	58,019.7	—	(4,903.6)	53,116.1
Series “D” Shares	88,554.1	—	(4,051.2)	84,502.9
Series “L” Shares	88,554.1	—	(4,051.2)	84,502.9
Total	357,307.3	—	(18,978.2)	338,329.1

Shares in the form of CPOs	296,023.0	—	(13,542.8)	282,480.2
Shares not in the form of CPOs	61,284.3	—	(5,435.4)	55,848.9
Total	357,307.3	—	(18,978.2)	338,329.1
CPOs	2,530.1	—	(115.7)	2,414.4
(1)	As of December 31, 2018 and 2017, the authorized and issued capital stock amounted to and Ps.4,907,765 and Ps.4,978,126, respectively (nominal Ps.2,459,154 and Ps.2,494,410, respectively).
(2)

In 2018 and 2017, the Company repurchased, 2,977.6 million shares and 633.6 million shares, respectively, in the form of 25.5 million CPOs and 5.4 million CPOs, respectively, in the amount of Ps.1,541,180 and Ps.383,808, respectively, in connection with a share repurchase program that was approved by the Company’s stockholders and is exercised at the discretion of management.

(3)	In connection with the Company’s Long-Term Retention Plan described below.
(4)

On April 27, 2018, the Company’s stockholders approved to cancel in May 2018, 5,122.6 million shares of the Company’s capital stock in the form of 43.8 million CPOs, which were repurchased or acquired by the Company in 2017 and 2018.

Schedule of reconciliation of the number of shares and CPOs outstanding

A reconciliation of the number of shares and CPOs outstanding for the years ended December 31, 2018 and 2017, is presented as follows (in millions):

	Series “A”	Series “B”	Series “D”	Series “L”	Shares	CPOs
	Shares	Shares	Shares	Shares	Outstanding	Outstanding
As of January 1, 2017	116,283.3	53,800.8	85,592.1	85,592.1	341,268.3	2,445.5
Repurchased (1)	(135.3)	(119.1)	(189.6)	(189.6)	(633.6)	(5.4)
Acquired (2)	(698.1)	(614.4)	(977.4)	(977.4)	(3,267.3)	(27.9)
Released (2)	1,337.8	868.5	1,381.7	1,381.7	4,969.7	39.4
As of December 31, 2017	116,787.7	53,935.8	85,806.8	85,806.8	342,337.1	2,451.6
Repurchased (1)	(636.3)	(559.9)	(890.7)	(890.7)	(2,977.6)	(25.5)
Acquired (2)	(1,074.2)	(945.3)	(1,503.8)	(1,503.8)	(5,027.1)	(42.9)
Released (2)	1,130.0	685.5	1,090.6	1,090.6	3,996.7	31.2
As of December 31, 2018	116,207.2	53,116.1	84,502.9	84,502.9	338,329.1	2,414.4
(1)	In connection with a share repurchase program.
(2)	By a Company’s trust in connection with the Company’s Long-Term Retention Plan described below.

Schedule of arrangements and weighted-average assumptions

	Long-Term Retention Plan
Arrangements:
Year of grant	2014		2015		2016		2017		2018
Number of CPOs or CPOs equivalent granted	39,000		39,000		39,000		37,000		32,500
Contractual life	3	years	3	years	3	years	3	years	3	years

Assumptions:
Dividend yield	0.39%		0.33%		0.38%		0.38%		0.55%
Expected volatility (1)	19.07%		26.92%		27.60%		24.58%		25.38%
Risk-free interest rate	4.68%		4.61%		4.83%		7.04%		7.17%
Expected average life of awards	3.00	years	3.00	years	3.00	years	2.96	years	3.00	years
(1)	Volatility was determined by reference to historically observed prices of the Company’s CPOs.

Summary of the stock awards for employees

A summary of the stock conditionally sold to employees as of December 31, is presented below (in Mexican pesos and thousands of CPOs):

	2018		2017
		Weighted-		Weighted-
	CPOs or CPOs	Average Exercise	CPOs or CPOs	Average Exercise
	Equivalent	Price	Equivalent	Price

Long-Term Retention Plan:
Outstanding at beginning of year	157,915	79.75	146,293	75.85
Conditionally sold	32,500	52.05	37,000	85.70
Paid by employees	(6,897)	41.09	(21,962)	44.89
Forfeited	(4,467)	79.38	(3,416)	86.40
Outstanding at end of year	179,051	75.77	157,915	79.75
To be paid by employees at end of year	81,631	78.48	54,274	66.75